Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2025
Summary Of Significant Accounting Policies
Basis of preparation
5.2.1 Basis of preparation
These 2025 Consolidated Financial Statements have been prepared in accordance with the International financial reporting standards, which comprise IFRS (International Financial Reporting Standards), IAS (International Accounting Standard) and their interpretations, and IFRIC (International Financial Reporting Interpretations Committee), as issued by the International Accounting Standards Board (IASB).
The preparation of financial statements in conformity with IFRS as issued by the IASB requires the use of certain critical accounting estimates. It also requires the Group’s management to exercise its judgement in applying the Group’s accounting policies. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 5.3.
The accounting policies are disclosed in Note 5.1 General information to Note 5.35 Events after the reporting period. The accounting policies that management considered critical are disclosed in Note 5.5.2 Other revenues.
For ease of presentation, numbers have been rounded and, where indicated, are presented in thousands of Euros. Calculations, however, are based on exact figures. Therefore, the sum of the numbers in a column of a table may not conform to the total figure displayed in the column.
These consolidated financial statements were approved and authorized for issuance by the Board of Directors on March 17, 2026.

Impact of new, revised or amended Standards and Interpretations
5.2.2 Impact of new, revised or amended Standards and Interpretations
Standards, amendments to existing standards and interpretations issued by IASB whose application has been mandatory since January 1, 2025

New standards, Interpretations and amendments adopted by the Group		Effective date	Effects
IAS 21	Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates: Lack of Exchangeability	January 1, 2025	none
Editorial Corrections (various)	Periodically issued IASB Editorial Corrections and changes to IFRSs and other pronouncements.	March 31, 2025	none
Disclosures about Uncertainties in the Financial Statements (Illustrative Examples)	A set of examples that illustrate the reporting of the effects of uncertainties in financial statements through climate-related fact patterns	November 28, 2025	none

The amendments listed above did not have any material impact on the amounts recognized in prior periods and are not expected to affect the current or future periods.
Standards, amendments to existing standards and interpretations whose application is not yet mandatory.
The Group did not elect to apply early the following new standards, amendments, and interpretations which were issued but not mandatory as at January 1, 2025.

New standards, Interpretations and amendments		Effective date	Effects
IFRS 18	New standard, IFRS 18 Presentation and Disclosures in Financial Statements	January 1, 2027	under assessment
IFRS 19	New standard, IFRS 19 Subsidiaries without Public Accountability: Disclosures	January 1, 2027	none
IFRS 7 & IFRS 9	Amendments IFRS 9 and IFRS 7 regarding the classification and measurement of financial instruments	January 1, 2026	none
Annual improvements to IFRS – Volume 11	Amendments to IFRS 1 First-time Adoption of International Financial Reporting Standards: Hedge accounting by a first-time adopter	January 1, 2026	none
	Amendments to IFRS 7 Financial Instruments: Disclosures: Gain or loss on derecognition, Disclosure of deferred difference between fair value and transaction price, Introduction and credit risk disclosures	January 1, 2026	none
	Amendments to IFRS 9 Financial Instruments: Lessee derecognition of lease liabilities, Transaction price	January 1, 2026	none
	Amendments to IFRS 10 Consolidated Financial Statements: Determination of a ‘de facto agent’	January 1, 2026	none
	Amendments to IAS 7 Statement of Cash Flows: Cost method	January 1, 2026	none
IFRS 7 & IFRS 9	Amendments IFRS 9 and IFRS 7 regarding the application of the ‘own use’ exemption to Power Purchase Agreements (PPAs)	January 1, 2026	none
IFRS 19	The amendments cover new or amended IFRS Accounting Standards issued between 28 February 2021 and 1 May 2024 that were not considered when IFRS 19 Subsidiaries without Public Accountability: Disclosures was first issued.	January 1, 2027	none
IAS 21	The amendments clarify how companies should translate financial statements from a non-hyperinflationary currency into a hyperinflationary one.	January 1, 2027	none
These standards and amendments are not expected to have a material impact on the entity in the current reporting periods and on foreseeable future transactions, except IFRS 18 which is currently under assessment.

Consolidation
5.2.3 Consolidation
Subsidiaries
Subsidiaries are entities over which the Company has control. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are deconsolidated from the date that control ceases.
The Group applies the acquisition method of accounting for all business combinations. The consideration transferred for the acquisition of a subsidiary is the fair value of assets transferred, the liabilities incurred, and the equity interests issued by the Company. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Acquisition-related costs, other than those associated with the issue of debt or equity securities, are expensed as incurred. Identifiable assets acquired, liabilities, and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. The excess of the consideration transferred over the fair value of the Company’s share of the identifiable net assets acquired is recorded as goodwill. If the fair value of the net assets of the acquired subsidiary exceeds the consideration, the difference is recognized directly in the income statement as a bargain purchase gain. Intercompany transactions, balances and unrealized gains on transactions between Group companies are eliminated.

Foreign currency translation
5.2.4 Foreign currency translation
Functional and presentation currency
Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the functional currency). The consolidated financial statements are presented in Euros, which is Valneva SE’s functional and presentation currency.
Transactions and balances
Foreign currency transactions are converted into the functional currency using exchange rates applicable on the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at year-end exchange rates are recognized in the income statement.
Subsidiaries
The results and financial position of all subsidiaries (none of which have the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are converted into the presentation currency as follows:
•assets and liabilities presented for each balance sheet are converted according to the exchange rate valid on the balance sheet date;
•income and expenses for each income statement are converted at monthly average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are converted on the dates of the transactions); and
•all resulting exchange differences are recognized as other comprehensive income and are shown as other reserves.
When a foreign operation is partially disposed of or sold, exchange differences that had been recorded in equity are recognized in the income statement as part of the gain or loss on sale.

Financial risk management
5.2.5 Financial risk management
The Group’s activities expose it to a variety of financial risks: market risk (including currency risk and interest rate risk), credit risk, and liquidity risk. The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Group’s financial performance.
Financial risk management is carried out under the responsibility of the CFO. The Group’s risk management systems identify, evaluate, and manage financial risks. The Audit Committee of the Group’s Board of Directors receives regular reports on the Group’s risk management systems, including the management of financial risks.
Market risk
Foreign exchange risk
The Group operates internationally and is exposed to foreign exchange risks arising from various currencies, primarily with respect to the British Pound (GBP), the Canadian Dollar (CAD), the Swedish Krona (SEK), and the U.S. Dollar (USD). The foreign exchange risks from the exposure to other currencies are relatively limited. Foreign exchange risks arise from future commercial transactions, recognized assets and liabilities, and net investments in foreign operations.
The objective of the Group is to limit the potential negative impact of the foreign exchange rate changes, for example by currency conversion of cash and cash equivalents denominated in foreign currency and by balancing foreign currency assets and liabilities to the extent possible. The Group has certain investments in foreign operations, the net assets of which are exposed to foreign currency translation risk. Please refer to Note 5.16.3 for an analysis of the impact from changes in exchange rates on the pre-tax result.
Interest rate risk
The Group analyzes its interest rate exposure on a dynamic basis. Based on this analysis, the Group calculates the impact on profit and loss of a defined interest rate change. The same interest rate change is used for all currencies. The calculation only includes investments in financial instruments and cash in banks that represent major interest-bearing positions. As at December 31, 2025 and December 31, 2024, no material interest risk was identified. In case of increasing interest rates the positive effect from cash in banks will be higher than the negative effect from variable interest-bearing liabilities; in case of decreasing interest rates there will be no material negative impact.
Credit risk
The Group is exposed to credit risk which is the risk of financial loss if customers or counterparties to a financial instrument fail to meet their contractual obligations.
Valneva holds bank accounts, cash balances, and securities at sound financial institutions with high credit ratings. To monitor the credit quality of its counterparts, the Group relies on credit ratings as published by specialized rating agencies such as Standard & Poor’s, Moody’s, and Fitch. The Group has policies that limit the amount of credit exposure to any single financial institution. The Group is also exposed to credit risks from its trade debtors, as its income from product sales, collaborations, licensing, and services arises from a small number of transactions. The Group has policies in place to enter into such transactions only with highly reputable, financially sound counterparts. If customers are independently rated, these ratings are used. Otherwise, when there is no independent rating, a risk assessment of the credit quality of the customer is performed, taking into account its financial position, past payment experience and other relevant factors. Individual credit limits are set based on internal or external ratings in accordance with signature authority limits. The credit quality of financial assets is described in Note 5.16.4.
Liquidity risk
The Group is exposed to liquidity risk due to the maturity of its financial liabilities and the fluctuations of its operating cash flow, and the potential implementation of early repayment clauses in the grant agreements (see Note 5.8.1). Furthermore, fluctuations in the Group’s operating cash flow during accounting periods also generate liquidity risks. Prudent liquidity risk management therefore implies maintaining sufficient cash resources, cash equivalents, and short-term deposits in order to satisfy ongoing operating requirements and the ability to close out market positions. Extraordinary conditions on the financial markets may, however, temporarily restrict the possibility to liquidate certain financial assets.
Although it is difficult to predict future liquidity requirements, the Group considers that the existing cash and cash equivalents as at December 31, 2025 will be sufficient to fund its operations for at least 12 months from the date of authorization for issuance of these consolidated financial statements. The Pharmakon Loan Agreement signed in 2025 does not include any financial covenants and this new facility extends repayment from Q1 2026 to Q4 2030, has a more favorable interest rate, and enhances financial flexibility. The previous loan agreement (the D&O Loan Agreement) with U.S. healthcare investment firms Deerfield Management Company and OrbiMed contained covenants related to minimum liquidity and minimum revenue (see Note 5.24.1). No adjustments were made to the D&O Loan Agreement covenants in 2024 or 2025. If the primary endpoint of the VLA 15 Phase 3 trial is not met, the Group will be required to undergo restructuring and implement cost-containment measures that would allow the Group to meet its financial obligations for the foreseeable future but would significantly impact its operations and prospects. These restructuring measures would require alignment with Pharmakon to avoid an event of default. The Company cannot guarantee such measures would be sufficient in the long term and renegotiation of existing debt terms or alternative measures to refinance or repay the debt may be required.

The table below analyzes the Group’s financial liabilities into relevant maturity groupings based on the remaining period from the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.
Balance as at December 31, 2025

in € thousand	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	Over 5 years	Total
Borrowings	17,905	33,439	215,495	851	267,690
Lease liabilities	2,739	5,572	5,414	14,357	28,082
Refund liabilities	10,814	6,684	—	—	17,498
Trade payables and accruals	24,540	—	—	—	24,540
Tax and employee-related liabilities (1)	12,642	—	—	—	12,642
Other liabilities	7	—	—	—	7
TOTAL	68,648	45,696	220,908	15,208	350,460
(1)    Social security and other tax payables are excluded from the tax and employee-related liabilities balance, as this analysis is required for financial instruments only.

Balance as at December 31, 2024

in € thousand	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	Over 5 years	Total
Borrowings	20,852	132,489	33,349	683	187,373
Lease liabilities	2,508	5,203	5,083	16,147	28,941
Refund liabilities	19,650	6,491	—	—	26,141
Trade payables and accruals	35,522	—	—	—	35,522
Tax and employee-related liabilities (1)	13,107	—	—	—	13,107
Other liabilities	79	—	—	—	79
TOTAL	91,719	144,183	38,432	16,829	291,163
(1)    Social security and other tax payables are excluded from the tax and employee-related liabilities balance, as this analysis is required for financial instruments only.
The fair values as well as the book values of the Group’s borrowings are disclosed in Note 5.24. To manage liquidity risk, the Group holds a combination of cash, cash equivalents and short-term deposit balances.

Capital risk management
5.2.6 Capital risk management
The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as a going concern in order to provide benefits for shareholders and for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital. The Group actively manages its funds to primarily ensure liquidity and principal preservation while seeking to maximize returns. The Group’s cash and short-term deposits are located at several different banks. In order to maintain or adjust the capital structure, the Group may issue new shares or sell assets to reduce debt.
In order to pursue its business strategy to grow into a major, self-sustained vaccine company through organic growth and opportunistic mergers & acquisitions, the Group may rely on additional equity and debt financing. Capital consists of “Equity” as shown in the consolidated balance sheet.

Fair value estimation
5.2.7 Fair value estimation
The carrying value less impairment provision of trade receivables and payables are assumed to approximate their fair values due to the relatively short maturity of the respective instruments.
5.3.3 Measurements of fair values
A number of the Group’s accounting policies and disclosures require the measurement of fair values, for both financial and non-financial assets and liabilities.
When measuring the fair value of an asset or a liability, the Group uses observable market data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:
•Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.
•Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).
•Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).
If the inputs used to measure the fair value of an asset or a liability fall into different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.
The Group recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.
Further information about the assumptions made in measuring fair values is included in the following Notes:
•Note 5.16: Financial instruments and
•Note 5.23: Share-based compensation.

Segment information	The Executive Committee, as the Company’s chief operating decision maker (“CDM”), considers Valneva’s operating business in its entirety to allocate resources and assess performance. The Executive Committee evaluates all vaccine candidates and vaccine products together as a single operating segment, “development and commercialization of prophylactic vaccines”. Therefore, the split used to allocate resources and assess performance is based on a functional view, thus correlating to the income statement
Revenues and contract liabilities
The Group mostly generates product sales revenues from the sale of its commercialized travel vaccines and from the sale of third-party products.
The Group’s product sales contracts generally include one type of performance obligation. Revenue is recognized at the point in time when the identified performance obligation is transferred to the customer, either when the customer obtains control over the goods at the time of shipment or when the product is received by the customer, which generally happens within a few days, depending on the terms of the agreement. Sales contracts with retailers and the U.S. Department of Defense (DoD) are shown as “direct product sales”, whereas sales to the other distributors are reported as “indirect sales - sales through distributors”.
Some of the Group’s product sales agreements include retrospective rebates, charge-back clauses, discounts, and under certain conditions return rights, which give rise to variable consideration under IFRS 15. The constraints on variable consideration (expected rebates, discounts and considerations for product returns) are taken into account and recognized on an accrual basis and reported as refund liabilities or as contract liabilities (for replacement doses) in the consolidated balance sheet.
In most cases, Valneva sells its products through distributors. Valneva is acting as principal given that it controls such products before transferring them to the final customer. More specifically, Valneva assumes the inventory risk before the goods are transferred to customers and has discretion in establishing prices for such goods. Revenue is recognized when the product is delivered to the end customers.
Valneva also sells products acquired from third parties. Valneva considers that it is acting as principal given that it controls such products before transferring them to the final customer. More specifically, Valneva assumes the inventory risk before the goods are transferred to customers and has discretion in establishing prices for such goods. Revenue is recognized when the product is delivered to the customers. Products purchased from third parties are recognized as “inventory” in the balance sheets and when sold as “cost of goods” in the statements of income.
The Group generates other revenues from its products, product candidates, and proprietary technologies. The contracts in place often include several different promised goods or services such as research licenses, commercial licenses, and further R&D services. The terms of such agreements include license fees received as initial fees, annual license maintenance fees, and fees to be paid upon achievement of milestones, as well as license option fees and fees for the performance of research services. In addition, the Group’s licensing arrangements generally provide for royalties payable on the licensee’s future sales of products developed within the scope of the license agreement. Furthermore, revenue recognized due to the termination of agreements is recognized in other revenues.
The Group’s existing license contracts provide distinct right to use licenses, and therefore revenue is recognized at the point in time at which the licensee is able to direct the use of and benefit from the license. The consideration for licensing contracts may consist of fixed and variable parts. In case of right-to-use licenses, the fixed part of the consideration is recognized at the point in time when the licensee is able to direct the use and benefit from the license. For any variable consideration, revenue is recognized at the point in time when the variable consideration constraint is removed.
Revenue for research and development services within the Group’s contracts currently in place is recognized over time. The progress is measured on an input basis (costs incurred related to total costs expected). This input method is considered an appropriate measure of the progress towards complete satisfaction of these performance obligations under IFRS 15.
Variable considerations are included in revenues only to the extent that it is highly probable that a significant reversal in the amount of the cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. At the end of each reporting period, the Group updates the estimated transaction price and its assessment of whether an estimate of variable consideration is constrained. Amounts allocated to a satisfied performance obligation are recognized as revenue, or as a reduction of revenue, in the period in which a change in estimate of variable consideration occurs. Revenues from license royalties are recognized when the underlying product sales occur.A contract liability has to be recognized when the customer has already provided the consideration or part of the consideration before an entity has fulfilled its performance obligation (agreed goods or services which should be delivered or provided) resulting from the “contract”.
Grants
Grants from governmental agencies and non-governmental organizations are recognized where there is reasonable assurance that the grant will be received and the Group will comply with all conditions.
Grants received as reimbursement of approved research and development expenses are recognized as other income when the related expenses have been incurred and there is reasonable assurance that funds will be received. Advance payments received under such grants are deferred and recognized when the relevant conditions are met. Advance payments received which need to be repaid are recognized as borrowings (see Note 5.24.1 Principal loan).
Government grants received to support the purchase of property, plant and equipment are included in non-current liabilities as deferred government grants and are credited to the income statement on a straight-line basis over the expected lives of the related assets.
Research and development tax credits granted by tax authorities are accounted for as grants under IAS 20. As a consequence, the portion of the research tax credit covering operating expenses is recognized in the income statement in “Other income and expenses, net” and the portion covering capitalized development expenditures under “Intangible assets” is recorded as deduction from the assets relating to fixed assets.

Research and development tax credits
Research and development tax credits granted by tax authorities are accounted for as grants under IAS 20. As a consequence, the portion of the research tax credit covering operating expenses is recognized in the income statement in “Other income and expenses, net” and the portion covering capitalized development expenditures under “Intangible assets” is recorded as deduction from the assets relating to fixed assets.

Income tax income/(expense)
The tax expense for the period comprises current and deferred tax. Tax is recognized in the income statement, except to the extent that it relates to items recognized in other comprehensive income or directly in equity. In this case, the tax is also recognized in other comprehensive income or directly in equity, as the case may be. The current Income tax income/(expense) is calculated on the basis of the tax laws enacted or substantively enacted at the balance sheet date in the countries where the Group’s subsidiaries operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions, where appropriate, based on amounts expected to be paid to the tax authorities.

Deferred income tax income/(expense)
Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantially enacted by the balance sheet date and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.
Deferred income tax assets are recognized to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized.
Deferred income tax is provided on temporary differences arising on investments in subsidiaries and associates, except where the timing of the reversal of the temporary difference is controlled by the Group and it is probable that the temporary difference will not be reversed within the foreseeable future.

Intangible assets
Computer software
Acquired computer software licenses are capitalized on the basis of the costs incurred to acquire and implement the specific software. These costs are amortized on a straight-line basis over their estimated useful lives, which is generally between three to six years.
Costs associated with developing or maintaining computer software programs are recognized as expenses when they were incurred.
The costs of computer software subject to a software as a service agreement (SaaS) are recognized as expenses when they are incurred.
Acquired research and development technology and projects
Acquired research and development technology projects are capitalized. In case of a purchase with variable payments for an intangible asset, Valneva applies the cost accumulation method. Each component of the agreement such as up-front payments, development milestone payments, and sales milestone payment are considered and assessed separately to determine if they meet the capitalization criteria. Valneva chooses to apply the cost accumulation approach for the capitalization of variable or contingent payments and does not estimate and record a liability at the acquisition date.
Amortization of the intangible asset over its useful life starts when the product has been fully developed and is ready for use. These costs are amortized on a straight-line basis over their useful lives. This useful life is determined on a case-by-case basis according to the nature and characteristics of the items included under this heading. The main current acquired research and development technology project is amortized over periods of 24 years, which is based on the patent life and technological replacement of a newer vaccine generation.
Development costs
Research expenses are recognized as expenses when incurred. Development expenses incurred on clinical projects (related to the design and testing of new or significantly improved products) are recognized as intangible assets when the following criteria have been fulfilled:
•it is technically feasible to complete the intangible asset so that it will be available for use or sale;
•management intends to complete the intangible asset and to utilize or sell it;
•there is an ability to utilize or sell the intangible asset;
•it can be demonstrated how the intangible asset will generate probable future economic benefits;
•adequate technical, financial, and/or other resources to complete the development and to utilize or sell the intangible asset are available; and
•the expenditure attributable to the intangible asset during its development can be reliably measured.
Other development expenditures that do not meet these criteria are recognized as expenses when they are incurred. Development costs previously recognized as an expense are not recognized as an asset in a subsequent period. Capitalized development costs are recorded as intangible assets and amortized from the point at which the asset is ready for use on a straight-line basis over its useful life, generally 10 - 15 years. In 2025 and 2024, no development costs were capitalized.
Amortization
Amortization of intangible assets is calculated using the straight-line method to allocate their cost amounts to their residual values over their estimated useful lives, as follows:
•Software                        3 - 6 years
•Acquired R&D technology and projects         1 - 24 years
•Development costs                1 - 15 years

The useful life is determined on a case-by-case basis according to the nature and characteristics of the items included under this heading. The main current acquired research and development technology project is amortized over periods of 24 years (with a remaining useful life period of 7 years) which is based on estimated period where Valneva benefits from the patent.

Leases (right of use assets)
The Group leases various premises, equipment, and vehicles. Rental contracts are typically made for fixed periods ranging from a few months to five years. The rental contracts for the premises in Sweden (10 and 15 years) include a significantly longer fixed period. Generally, the rental contracts do not include an option for early termination or prolongation of the rental period. The rental contracts for the premises in Sweden include options to terminate the agreements earlier. The notice periods in these contracts are between one and six years. At the commencement date, it was not reasonably certain that these early termination options were to be exercised, so they were not included in the valuation of the lease liabilities and right of use assets. Contracts may contain both lease and non-lease components. The Group allocates the consideration in the contract to the lease and non-lease components based on their relative stand-alone prices.
Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose any covenants other than the security interests in the leased assets that are held by the lessor. Leased assets may not be used as security for borrowing purposes.
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the rate implicit in the lease. If this rate cannot be readily determined, which is generally the case for leases in the Group, the Group uses its incremental borrowing rate. The incremental borrowing rate depends on the term, currency, and start date of the lease and is determined based on a series of inputs including: the risk-free rate based on government bond rates, a country-specific risk adjustment, a credit risk adjustment based on bond yields, and an entity-specific adjustment when the risk profile of the entity that enters into the lease is different than that of the Group and the lease does not benefit from a guarantee from the Group. Valneva uses incremental borrowing rates between 1.046% and 7.000%, depending on the currency and the remaining term until maturity. For the rental contracts for the premises in Sweden interest rates of 2.493% and 3.401% were determined.
The Group is exposed to potential future increases in variable lease payments based on an index or rate, which are not included in the lease liability until they take effect. When adjustments to lease payments based on an index or rate take effect, the lease liability is reassessed and adjusted against the right-of-use asset. This includes also the major contracts for the premises in Sweden, which contain variable payments based on inflation rates or on published interest rates.
Lease payments are allocated between principal and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period.
Right-of-use assets are generally depreciated over the shorter of the asset's useful life and the lease term on a straight-line basis. If the Group is reasonably certain to exercise a purchase option, the right-of-use asset is depreciated over the underlying asset’s useful life.
Payments associated with short-term leases of equipment and vehicles and all leases of low-value assets (below €10,000) are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less and for which there is no option for the lessee to prolong the contract to more than 12 months or there is no reasonable certainty that such an option will be exercised. Low-value assets comprise mainly IT equipment and small items of office furniture.
The Group does not have residual value guarantees in the rental contracts.

Property, plant and equipment
Property, plant and equipment mainly comprise a manufacturing facility and leasehold improvements in rented office and laboratory space. All Property, plant and equipment are stated at historical cost less depreciation and less impairment losses when necessary. Historical cost includes expenditure that is directly attributable to the acquisition of the items.
Subsequent costs are included in the asset’s carrying amount or are recognized as a separate asset, only when it is probable that future economic benefits associated with the item will flow to the Group and that the cost of the item can be measured reliably. All other repairs and maintenance are charged to the income statement during the financial period in which they incur.
Property, plant and equipment include machinery, for which validation is required to bring the asset to its working condition. The costs of such validation activities are capitalized together with the cost of the asset. Validation costs beyond the normal validation costs, which are usually required to bring an asset to its working condition, are expensed immediately. The usual validation costs are capitalized on the asset and depreciated over the remaining life of the asset or the shorter period until the next validation is usually required.
Depreciation of assets is calculated using the straight-line method to allocate their cost amounts to their residual values over their estimated useful lives, as follows:
▪Buildings, leasehold improvements            5 - 40 years
▪Machinery, laboratory equipment            1 - 15 years
▪Furniture, fittings and office equipment        4 - 10 years
▪Hardware                    3 - 5 years
Leasehold improvements are depreciated over the shorter of their useful life or the lease term, unless the entity expects to use the assets beyond the lease term.
The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at each balance sheet date.
An asset’s carrying amount is immediately written down to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount.
Gains and losses on disposals are determined by comparing proceeds with the carrying amount. These gains and losses are included in the income statement “other income and expenses, net” (see Note 5.8).

Impairment testing
At the end of each reporting period Valneva assesses whether there is any indication that an asset may be impaired. Indicators for the necessity of an impairment test are, among others, actual or expected declines in sales or margins and significant changes in the economic environment with an adverse effect on Valneva’s business. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less selling costs and value in use.
For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash-generating units or CGUs). The cash-generating units correspond with the specific vaccine products and vaccine candidates. Non-financial assets, other than goodwill, that suffered impairment are reviewed for possible reversal of the impairment at each reporting date. Following the completion of the transfer of manufacturing activities for both IXIARO and IXCHIQ into the Almeida facility in Scotland, a re-assessment of Valneva’s CGUs was performed, resulting in a combination of these two products into one CGU.
An assessment of impairment indicators performed for the year ended December 31, 2025 resulted in impairment indicators identified for the IXIARO / IXCHIQ CGU and no impairment indicators for DUKORAL and Shigella CGU’s.
No material impairment reversal was booked in the years ended December 31, 2025 and December 31, 2024.

Financial instruments
Derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently re-measured at their fair value at each balance sheet date.
The valuation techniques utilized for measuring the fair values of assets and liabilities are based on observable and unobservable inputs. Observable inputs reflect readily obtainable data from independent sources, while unobservable inputs reflect management’s market assumptions.
The fair value of instruments that are quoted in active markets are determined using the quoted prices where they represent those at which regularly and recently occurring transactions take place. Furthermore, the Group uses valuation techniques to establish the fair value of instruments where prices, quoted in active markets, are not available.

Inventories
Inventories are stated at the lower of cost and net realizable value. The cost of finished goods and work in progress comprises raw materials, direct labor, other direct costs, and related production overheads (based on normal operating capacity) at standard costs. The variances between the actual costs and the standard costs are calculated monthly and allocated to the inventory, so there is no difference between actual cost of manufacture and the value of inventory. Costs arising from idle capacity or abnormally low production levels are not included in inventory and are recognized in profit or loss as cost of goods in the period incurred. Inventories exclude borrowing costs. Provisions for batches which fail to meet quality requirements and may not be sold (failed batches) are deducted from the value of inventories.

Trade receivables
Trade receivables are initially recognized at fair value. The carrying amount of trade receivables is reduced through an allowance for doubtful account. When a trade receivable is considered uncollectible, it is written off against this allowance account. Subsequent recoveries of amounts previously written off are credited against the allowance account. Changes in the carrying amount of the allowance account are recognized in the profit or loss.

Cash and cash equivalents
Cash includes cash at bank, cash in hand, and deposits held at call with banks. Cash equivalents include short-term bank deposits and medium-term investments with a maximum maturity of three months that can be assigned or sold on very short notice and are subject to insignificant risk of changes in value in response to fluctuations in interest rates.

Equity
Incremental costs directly attributable to the issue of new shares are shown in equity as a deduction, net of tax, if any, from the proceeds.
When the Company purchases its own equity share capital (treasury shares), the consideration paid, including any directly attributable incremental costs (net of income taxes, if any) is deducted from equity attributable to the Company’s equity holders until the shares are cancelled, reissued or otherwise disposed of. In cases where such shares are subsequently sold or reissued, any consideration received, net of any directly attributable incremental transaction costs and related income tax effects is included in equity attributable to the Company’s equity holders.
The profit or loss for the year is fully included in net result, while other comprehensive income solely affects retained earnings and other reserves.

Share-based compensation
The fair value of such share-based compensation is recognized as an expense for employee services received in exchange for the grant of the options. The total amount to be expensed over the vesting period is determined by reference to the fair value of the options granted, excluding the impact of any non-market vesting conditions. Non-market vesting conditions are included in assumptions about the number of options that are expected to become exercisable. Annually, the Group revises its estimates of the number of options that are expected to become exercisable. It recognizes the impact of the revision of original estimates, if any, in the income statement and makes a corresponding adjustment to equity.
The proceeds received net of any directly attributable transaction costs are credited to nominal capital (nominal value) and share premium (amount exceeding nominal value) when the options are exercised.

Borrowings
Borrowings are initially recognized at fair value if determinable, net of transaction costs incurred. Borrowings are subsequently stated at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption value is recognized in the income statement over the period of the borrowings using the effective interest method.
Borrowings are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the balance sheet date.

Refund liabilities	A refund liability has to be recognized when the customer has already provided a consideration which is expected to be refunded partially or totally. It is measured at the amount the Company has an obligation to repay or amounts which did not meet the criteria for revenue recognition in the past, but there are no remaining goods and services to be provided in future.
Provisions
Share-based provisions
Employer contribution costs on share-based compensation plans and phantom shares are calculated at the balance sheet date using the share price of Valneva as at December 31, 2025: €3.72 (December 31, 2024: €2.16).
Retirement termination benefits
Some Group companies provide retirement termination benefits to their retirees.
For defined benefit plans, retirement costs are determined once a year:
•From December 31, 2021 onward, under the new calculation method proposed by the IFRS IC and according to the updated recommendation of the ANC n 2013-02 as at December 31, 2021: under this method, when the plan provides for the payment of an indemnity to the employee, if he or she is present at the date of retirement, the amount of which depends on seniority and is capped at a certain years of service, the commitment must be calculated solely on the basis of the years of service prior to the retirement date.
The final obligation is then discounted. These calculations mainly use the following assumptions:
•a discount rate;
•a salary increase rate;
•an employee turnover rate.
Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are charged or credited to equity in other comprehensive income in the period in which they arise.
For basic schemes and defined contribution plans, the Group recognizes the contributions as expenses when payable, as it has no obligations over and above the amount of contributions paid.